Right-of-Use Assets and Lease Liabilities - Schedule of Changes of the Obligations for Lease Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes of the Obligations for Lease Liabilities [Abstarct]
Beginnng balance	$ 91,429	$ 101,480
Liabilities for new lease agreements	10,951	14,648
Interest accrual expenses	2,112	2,381
Payments of principal and interests	(30,897)	(29,991)
Remeasurement	(222)	(235)
Derecognized contracts	(1,568)	(457)
Indexation	2,538	3,603
Ending balance	$ 74,343	$ 91,429